[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

May 15, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Integrity Funds (the "Registrant")

Ladies and Gentlemen:

The Registrant is transmitting Post-Effective Amendment No. 79 (this "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (under which it is Amendment No. 80). The Registrant is a multi-series investment company consisting of the following four series: Williston Basin/Mid-North America Stock Fund; Integrity Growth & Income Fund; Integrity High Income Fund; and Integrity Dividend Harvest Fund. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act and is with respect to a new class of shares (i.e., Class C) of the Integrity Growth & Income Fund and the Integrity Dividend Harvest Fund.

If we may cooperate with you in any way in the processing of this Amendment to the Registration Statement, please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com).

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/	Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc:	Brent Wheeler